Consolidated Balance Sheets (US VR Global Inc.) (Parenthetical)	Dec. 31, 2017 $ / shares shares
Common stock, par value | $ / shares	$ 0.001
Common stock, shares authorized	200,000,000
Common stock, shares issued	119,529,803
Common stock, shares outstanding	119,529,803
US VR Global Inc. [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	1,000,000,000
Common stock, shares issued	721,766,000
Common stock, shares outstanding	278,234,000